                           PAINEWEBBER MUTUAL FUNDS

                             PROSPECTUS SUPPLEMENT

                                                                 July 12, 1999

Dear Investor,

         This is a supplement to the prospectuses of the PaineWebber Mutual Funds listed on the reverse side. The purpose of the supplement is to notify you of a special waiver of the contingent deferred sales charge that usually is charged when investors sell their Fund shares.

         Effective immediately and until September 30, 1999, investors who are non-resident aliens will be able to sell their Fund shares without incurring a contingent deferred sales charge, if they use the sales proceeds to immediately purchase shares of certain offshore investment pools available through PaineWebber. The Fund will waive the contingent deferred sales charge that would otherwise apply to a sale of Class A, Class B or Class C shares of the Fund. Fund shareholders who want to take advantage of this waiver should review the offering documents of the offshore investment pools for further information, including investment minimums, and fees and expenses. Shares of the offshore investment pools are available only in those jurisdictions where the sale is authorized and are not available to any U.S. person, including, but not limited to, any citizen or resident of the United States, and U.S. partnership or U.S. trust, and are not available to residents of certain other countries.

         For more information on how to take advantage of the deferred sales charge waiver, investors should contact their PaineWebber Financial Advisors.

     o   PaineWebber Bond Funds

                      High Income Fund
                      Investment Grade Income Fund
                      Low Duration U.S. Government Income Fund
                      Strategic Income Fund
                      U.S. Government Income Fund

     o   PaineWebber Tax-Free Bond Funds

                      California Tax-Free Income Fund
                      Municipal High Income Fund
                      National Tax-Free Income Fund
                      New York Tax-Free Income Fund

     o   PaineWebber Asset Allocation Funds

                      Balanced Fund
                      Tactical Allocation Fund

     o   PaineWebber Stock Funds

                      Financial Services Growth Fund
                      Growth Fund
                      Growth and Income Fund
                      Mid Cap Fund
                      Small Cap Fund
                      S&P 500 Index Fund
                      Tax-Managed Equity Fund
                      Utility Income Fund

     o   PaineWebber Global Funds

                      Asia Pacific Growth Fund
                      Emerging Markets Equity Fund
                      Global Equity Fund
                      Global Income Fund

     o   PaineWebber Money Market Fund

     o   PaineWebber Funds of Funds

                      Aggressive Portfolio
                      Moderate Portfolio
                      Conservative Portfolio